Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	MARSH & McLENNAN COMPANIES, INC.
Entity Central Index Key	0000062709
Amendment Flag	false
EBP 003
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	MARSH & McLENNAN COMPANIES, INC.
Entity Central Index Key	0000062709
Amendment Flag	false